Summary of significant accounting policies - Business Combinations (Details) $ in Thousands	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Feb. 03, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 05, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill/(negative goodwill) arising on acquisition				$ 48,714	$ 1,501
Nexters Studio LLC
Disclosure of detailed information about business combination [line items]
Property and equipment			$ 390
Intangible assets			38
Right-of-use assets			1,164
Trade and other receivables			656
Other assets			91
Cash and cash equivalents			26
Prepaid tax			28
Total assets			2,393
Deferred tax liability			(4)
Lease liabilities - current			(1,164)
Trade and other payables recognised as of acquisition date			(1,415)
Total liabilities			(2,583)
Total identifiable net assets at fair value			(190)
Purchase consideration transferred			1,084
Net cash acquired with the subsidiary			26
Cash paid			(1,084)
Net cash flow in acquisition			(1,058)
Nexters Online LLC
Disclosure of detailed information about business combination [line items]
Property and equipment			85
Intangible assets			14
Right-of-use assets			395
Trade and other receivables			80
Other assets			27
Cash and cash equivalents			4
Total assets			605
Deferred tax liability			(16)
Lease liabilities - current			(395)
Trade and other payables recognised as of acquisition date			(218)
Tax liability			(4)
Total liabilities			(633)
Total identifiable net assets at fair value			(28)
Purchase consideration transferred			163
Net cash acquired with the subsidiary			4
Cash paid			(163)
Net cash flow in acquisition			$ (159)
NHW Ltd
Disclosure of detailed information about business combination [line items]
Trade and other receivables		$ 15
Cash and cash equivalents		1
Total assets		16
Total identifiable net assets at fair value		16
Purchase consideration transferred		24				€ 20,000
Net cash acquired with the subsidiary		1
Cash paid		(24)
Net cash flow in acquisition		$ (23)
Game Positive LLC
Disclosure of detailed information about business combination [line items]
Property and equipment	$ 71
Trade and other receivables	48
Other assets	59
Cash and cash equivalents	82
Prepaid tax	12
Total assets	272
Trade and other payables recognised as of acquisition date	(159)
Total liabilities	(159)
Total identifiable net assets at fair value	113
NCI	(33)
Purchase consideration transferred	1
Net cash acquired with the subsidiary	82
Cash paid	(1)
Net cash flow in acquisition	$ 81